T. ROWE PRICE Global Growth Stock Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Common Stocks 0.7%
Grupo Financiero Galicia, ADR (USD)  34,773 1,731
MercadoLibre (USD) (1) 1,229 2,308
Vista Energy, ADR (USD) (1) 27,202 1,916
Total Argentina (Cost $2,757) 5,955
AUSTRALIA 0.2%
Common Stocks 0.2%
BHP Group, ADR (USD) (2) 24,372 2,059
Total Australia (Cost $2,175) 2,059
BRAZIL 0.5%
Common Stocks 0.5%
Banco BTG Pactual  131,207 1,468
NU Holdings, Class A (USD) (1) 194,586 2,788
Total Brazil (Cost $1,740) 4,256
CANADA 2.4%
Common Stocks 2.4%
Brookfield  62,727 2,666
Canadian Natural Resources  61,413 2,925
Cenovus Energy (2) 59,052 1,781
Franco-Nevada (USD)  25,107 5,346
Shopify, Class A (USD) (1) 41,433 4,854
Tourmaline Oil  55,353 2,444
West Fraser Timber (2) 14,127 915
Total Canada (Cost $16,282) 20,931
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $717
(USD) (1)(3)(4) 14,554 5,086
Total Cayman Islands (Cost $717) 5,086

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 3.1%
Common Stocks 1.9%
Alibaba Group Holding (HKD)  369,568 5,630
China Resources Mixc Lifestyle Services (HKD)  355,000 1,806
JD Health International (HKD) (1) 143,100 720
KE Holdings, Class A (HKD)  262,700 1,473
Tencent Holdings (HKD)  86,800 5,304
Victory Giant Technology Huizhou, Class H (HKD) (1)(2) 20,500 477
Zhongji Innolight, Class H (HKD) (1) 10,700 1,403
16,813
Common Stocks - China A Shares 1.2%
Advanced Micro-Fabrication Equipment, A Shares (CNH)  30,436 1,549
Contemporary Amperex Technology, A Shares (CNH)  41,100 2,410
Hongfa Technology, A Shares (CNH)  662,920 3,489
Luxshare Precision Industry, A Shares (CNH)  104,600 891
Zhongji Innolight, A Shares (CNH)  16,200 2,157
10,496
Total China (Cost $22,670) 27,309
DENMARK 0.1%
Common Stocks 0.1%
Novo Nordisk, ADR (USD) (2) 14,213 669
Total Denmark (Cost $701) 669
FINLAND 0.4%
Common Stocks 0.4%
Fortum  166,581 3,787
Total Finland (Cost $4,014) 3,787
FRANCE 2.3%
Common Stocks 2.3%
Airbus  33,941 7,968
Eurofins Scientific  48,775 3,846
LVMH Moet Hennessy Louis Vuitton  1,580 868
Schneider Electric  12,707 4,269

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Thales  2,576 733
TotalEnergies  29,248 2,579
Total France (Cost $14,952) 20,263
GERMANY 2.7%
Common Stocks 2.6%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(3)(4) 1,795 216
Deutsche Telekom  99,476 3,070
Hannover Rueck  7,750 2,234
Infineon Technologies  56,621 4,063
Innio (USD) (1) 31,519 770
Rheinmetall  1,641 2,169
SAP  13,826 2,534
Siemens  14,150 4,636
Siemens Energy  17,998 3,075
22,767
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21-10/4/22,
Cost $2,668 (USD) (1)(3)(4) 7,214 866
866
Total Germany (Cost $20,848) 23,633
INDIA 1.8%
Common Stocks 1.8%
Apollo Hospitals Enterprise  25,850 2,425
Bharti Airtel  56,222 1,161
Divi's Laboratories  18,322 1,547
ICICI Bank  235,004 3,532
KEI Industries  46,097 2,414
Kotak Mahindra Bank  521,210 2,131
Larsen & Toubro  11,987 494
LG Electronics India (1) 39,844 622
Think & Learn, Acquisition Date: 12/23/20-1/15/21,
Cost $1,309 (1)(3)(4) 821 —
Titan  32,701 1,670
15,996

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,343 (1)(3)(4) 1,977 —
—
Total India (Cost $21,519) 15,996
INDONESIA 0.5%
Common Stocks 0.5%
Bank Mandiri Persero  4,716,400 1,097
Cisarua Mountain Dairy  9,398,400 2,408
Mayora Indah  5,412,900 507
Sumber Alfaria Trijaya  447,200 33
Total Indonesia (Cost $5,055) 4,045
IRELAND 0.2%
Common Stocks 0.2%
Ryanair Holdings, ADR (USD)  24,563 1,437
Total Ireland (Cost $1,481) 1,437
ISRAEL 0.3%
Common Stocks 0.3%
Tower Semiconductor (USD) (1) 10,729 2,357
Total Israel (Cost $1,142) 2,357
ITALY 0.8%
Common Stocks 0.8%
PRADA (HKD) (2) 338,800 1,861
Prysmian  20,336 2,806
UniCredit  27,957 2,637
Total Italy (Cost $7,318) 7,304
JAPAN 3.3%
Common Stocks 3.3%
Chugai Pharmaceutical  50,200 2,178
Fujikura  52,800 1,340

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Hitachi  67,300 2,205
Keyence  4,500 2,257
Mitsubishi Heavy Industries  54,300 1,269
Mitsubishi UFJ Financial Group  66,100 1,476
Mitsui  59,400 1,823
Murata Manufacturing  14,200 647
Nippon Sanso Holdings  31,800 1,143
Rakuten Bank (1) 41,100 1,405
Recruit Holdings  64,000 5,061
Renesas Electronics  124,200 2,489
Tokyo Electron  9,200 3,076
Tokyo Seimitsu  22,400 2,333
Total Japan (Cost $20,992) 28,702
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  292,630 3,519
Total Mexico (Cost $1,666) 3,519
NETHERLANDS 2.1%
Common Stocks 2.1%
Adyen (1) 4,237 4,310
Argenx, ADR (USD) (1) 2,077 1,773
ASM International  1,754 1,625
ASML Holding (USD)  5,744 9,357
BE Semiconductor Industries  5,771 1,323
Total Netherlands (Cost $9,783) 18,388
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria (1) 351,653 722
Total Nigeria (Cost $634) 722
PERU 0.8%
Common Stocks 0.8%
Credicorp (USD) (2) 4,620 1,851
InRetail Peru (USD)  101,541 3,777

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Southern Copper (USD) (2) 9,126 1,668
Total Peru (Cost $4,494) 7,296
PHILIPPINES 0.4%
Common Stocks 0.4%
BDO Unibank  1,227,913 2,489
International Container Terminal Services  66,520 1,045
Total Philippines (Cost $2,536) 3,534
PORTUGAL 0.1%
Common Stocks 0.1%
Galp Energia  51,670 1,174
Total Portugal (Cost $865) 1,174
SAUDI ARABIA 0.3%
Common Stocks 0.3%
Al Rajhi Bank  159,700 2,665
Total Saudi Arabia (Cost $2,305) 2,665
SINGAPORE 0.8%
Common Stocks 0.8%
Grab Holdings, Class A (USD) (1) 154,156 539
Sea, ADR (USD) (1) 61,063 6,518
Total Singapore (Cost $4,031) 7,057
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Capitec Bank Holdings  8,238 2,352
Total South Africa (Cost $1,700) 2,352
SOUTH KOREA 2.1%
Common Stocks 2.1%
Samsung Electronics  58,259 10,140
SK hynix  4,803 5,455

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SK hynix, ADR (USD) (1) 23,126 3,324
Total South Korea (Cost $7,720) 18,919
SPAIN 0.7%
Common Stocks 0.7%
Banco Bilbao Vizcaya Argentaria  168,284 4,717
Indra Sistemas  24,347 1,601
Total Spain (Cost $4,551) 6,318
SWEDEN 0.1%
Common Stocks 0.1%
Spotify Technology (USD) (1) 2,739 1,369
Total Sweden (Cost $1,653) 1,369
SWITZERLAND 0.3%
Common Stocks 0.3%
UBS Group  50,156 2,651
Total Switzerland (Cost $2,119) 2,651
TAIWAN 4.1%
Common Stocks 4.1%
Accton Technology  40,000 2,593
ASE Technology Holding  164,000 2,799
Delta Electronics  64,000 3,149
Elite Material  13,000 1,866
MediaTek  19,000 2,024
Taiwan Semiconductor Manufacturing  192,000 14,201
Taiwan Semiconductor Manufacturing, ADR (USD)  23,654 9,562
Total Taiwan (Cost $21,032) 36,194
UNITED KINGDOM 1.7%
Common Stocks 1.6%
AstraZeneca (USD)  21,465 3,641
Experian  77,834 2,937
Halma  23,318 1,114
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(3)(4) 100,647 425

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Standard Chartered  48,385 1,430
Unilever, ADR (USD)  66,011 4,186
13,733
Convertible Preferred Stocks 0.1%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(3)(4) 168,674 712
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(3)(4) 77,036 651
1,363
Total United Kingdom (Cost $15,342) 15,096
UNITED STATES 64.4%
Common Stocks 57.6%
10X Genomics, Class A (1)(2) 20,600 974
Advanced Micro Devices (1) 29,574 14,082
Alliant Energy (2) 41,523 2,939
Allstate  13,034 3,442
Alphabet, Class C  93,805 33,456
Amazon.com (1) 100,199 27,212
Amphenol, Class A  30,675 4,929
Apple  103,056 31,835
AppLovin, Class A (1) 4,777 1,891
Ares Management, Class A  20,783 2,662
Arista Networks (1) 22,450 4,049
AvalonBay Communities, REIT  8,505 1,579
Bank of America  102,180 6,330
BeOne Medicines, ADR (1) 3,132 990
Block (1) 50,050 4,066
Boeing (1) 25,051 5,415
Broadcom  50,157 19,525
Capital One Financial  15,412 3,221
Carvana (1)(2) 28,734 1,792
Caterpillar  5,999 4,888
Cencora  2,882 897
Cerebras Systems, Class A (1)(2) 6,206 1,233
Charles Schwab  34,753 3,657
Chevron  24,305 4,784
Chipotle Mexican Grill (1) 23,292 867
Chubb  13,673 4,795
Ciena (1) 3,914 1,476
Citigroup  27,430 3,633

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Cognex  15,023 980
Colgate-Palmolive  16,750 1,529
ConocoPhillips  53,013 6,387
Credo Technology Group Holding (1) 8,178 1,693
Crowdstrike Holdings, Class A (1) 17,733 3,385
CSX  59,704 3,009
Danaher  12,480 2,433
Datadog, Class A (1) 9,438 2,529
Deere  4,140 2,454
Dell Technologies, Class C  6,524 2,645
Eli Lilly  7,903 9,079
Encompass Health  38,000 4,221
Entegris  17,131 2,039
EOG Resources  8,660 1,288
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(3)(4) 5,386 2,505
EQT  23,430 1,249
Equity LifeStyle Properties, REIT  56,566 3,681
Fabrinet (1) 1,971 858
Fervo Energy, Class A (1)(2) 30,536 688
Fifth Third Bancorp  60,635 3,426
Freeport-McMoRan  25,917 1,623
Galaxy Digital, Class A (1)(2) 46,395 975
General Electric  15,824 5,698
Gilead Sciences  18,474 2,406
Goldman Sachs Group  3,609 3,675
HubSpot (1) 1,790 425
Huntington Bancshares  225,211 3,838
Intel (1) 78,105 7,045
Intuitive Surgical (1) 7,557 2,670
JPMorgan Chase  11,837 4,164
Keysight Technologies (1) 5,570 1,777
KKR  30,366 3,080
KLA  22,558 4,124
Lam Research  17,105 5,012
Lilac Solutions, Warrants, 7/10/36, Acquisition Date: 7/20/26,
Cost $— (1)(3)(4) 3,163 32
Linde  12,176 5,825
Lumentum Holdings (1)(2) 1,121 800
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(3)(4) 2,372 —
Marsh & McLennan  9,810 1,861
Marvell Technology  15,800 2,963
Mastercard, Class A  10,757 6,165
Meta Platforms, Class A  20,473 11,398

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
MetLife  35,810 3,442
Micron Technology  5,408 4,451
Microsoft  65,303 30,348
Moderna (1)(2) 18,807 1,031
Monolithic Power Systems  1,007 1,436
Morgan Stanley  22,706 4,778
MP Materials (1)(2) 24,636 1,019
Natera (1) 15,788 4,227
Netflix (1) 57,379 4,115
NextEra Energy  35,002 3,042
NVIDIA  231,775 46,529
Old Dominion Freight Line  7,077 1,501
Oracle  8,929 1,160
Procter & Gamble  16,175 2,337
QUALCOMM  18,906 2,791
Robinhood Markets, Class A (1) 16,292 1,410
Rocket, Class A (1)(2) 124,684 1,608
Roper Technologies  3,296 1,292
Samsara, Class A (1) 112,292 4,185
Sandisk (1) 1,087 1,321
Sempra  38,679 3,425
Sila Nano, Warrants, 11/30/26, Acquisition Date:7/17/26,
Cost $— (1)(3)(4) 29,538 —
Skyworks Solutions (2) 28,222 1,758
SLB  97,186 4,819
Steel Dynamics  6,089 1,530
Stryker  16,663 5,427
Synopsys (1) 3,450 1,341
TechnipFMC  12,641 906
Teledyne Technologies (1) 5,185 3,399
Tesla (1) 4,883 1,520
Tradeweb Markets, Class A  20,869 2,097
UnitedHealth Group  18,289 7,579
Uranium Energy (1)(2) 374,272 3,593
Vertex Pharmaceuticals (1) 1,339 639
Vertiv Holdings, Class A  18,154 4,385
Vistra  12,849 1,904
Waste Connections  19,561 3,274
Watts Water Technologies, Class A (2) 1,695 586
Welltower, REIT  17,873 4,190
Xcel Energy (2) 34,091 2,666
505,314

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 6.8%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(3)(4) 344,900 3,632
Lilac Solutions, Series D, Acquisition Date: 6/12/26,
Cost $342 (1)(3)(4) 31,632 321
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,104 (1)(3)(4) 4,068 2,046
Physical Intelligence, Series C, Acquisition Date:5/22/26,
Cost $957 (1)(3)(4) 1,903 957
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(3)(4) 137,791 7,343
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $330 (1)(3)(4) 8,033 428
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(3)
(4) 79,700 1,416
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(3)(4) 12,400 228
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(3)(4) 84,400 3,973
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879 (1)(3)(4) 39,374 1,853
Sambanova Systems, Series E-1, Acquisition Date: 2/24/26,
Cost $715 (1)(3)(4) 23,060 2,931
SambaNova Systems, Series F, Acquisition Date: 7/1/26,
Cost $681 (1)(3)(4) 5,357 681
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(3)(4) 621,837 25,713
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $296 (1)(3)(4) 17,192 711
Sila Nano, Series F-1, Acquisition Date: 1/7/21, Cost $846 (1)
(3)(4) 20,496 386
Sila Nano, Series H, Acquisition Date:7/17/26, Cost $970 (1)
(3)(4) 59,077 970
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(3)(4) 30,126 5,907
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(3)(4) 2,283 451
59,947
Total United States (Cost $314,775) 565,261
VIETNAM 1.2%
Common Stocks 1.2%
Asia Commercial Bank  6,860,864 5,707
Bank for Foreign Trade of Vietnam  513,310 1,154

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Hoa Phat Group  1,400,030 1,154
Khang Dien House Trading & Investment (1) 878,820 583
Phu Nhuan Jewelry  821,100 967
Techcom Securities  610,480 951
Total Vietnam (Cost $11,086) 10,516
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 3.72% (5)(6) 1,874,049 1,874
Total Short-Term Investments (Cost $1,874) 1,874
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.70% (5)(6) 5,901,817 5,902
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,902
Total Securities Lending Collateral (Cost $5,902) 5,902
Total Investments in Securities  100.7%
(Cost $558,431) $ 884,596
Other Assets Less Liabilities (0.7)% (6,337)
Net Assets 100.0% $ 878,259

T. ROWE PRICE Global Growth Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $70,440 and represents 8.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 113++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 113+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 35,360  ¤  ¤ $ 1,874
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 5,902
Total $ 7,776^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $113 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,776.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at July 31, 2026, totaled $12,488,000 for the period ended July 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 572,800 $ 233,580 $ 3,178 $ 809,558
Convertible Preferred Stocks — — 67,262 67,262
Short-Term Investments 1,874 — — 1,874
Securities Lending Collateral 5,902 — — 5,902
Total $ 580,576 $ 233,580 $ 70,440 $ 884,596
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
7/31/26
Investment in Securities
Common Stocks $ 6,973 $ (768) $ — $ (3,027) $ 3,178
Convertible Preferred Stocks 50,514 16,637 4,510 (4,399) 67,262
Total $ 57,487 $ 15,869 $ 4,510 $ (7,426) $ 70,440

T. ROWE PRICE Global Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 3,178 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
Uncertanity
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.6x
– 9.8x
5.3x Increase
Sales growth
rate
7%
- 17%
11% Increase
Enterprise
value to gross
profit multiple
7.2x
– 12.9x
8.6x Increase
Gross profit
growth rate
6%
- 17%
9% Increase
Discount
for lack of
recoverability
-# -# -#
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 67,262 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to gross
profit multiple
7.2x
– 12.9x
9.7x Increase
Gross profit
growth rate
6%
- 17%
12% Increase
Enterprise
value to sales
multiple
3.9x
- 194.6x
41.2x Increase
Sales growth
rate
7%
- 201%
118% Increase
Enterprise
value to gross
merchandise
value
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
13.4x
- 16.3
13.7x Increase
Premium to
public company
multiples
48%-
92%
64% Increase
Cost of capital 21%
- 25%
22% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% - 5% 4% Increase

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F174-054Q3 07/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 53%
- 58%
55% Increase